Loans and Allowance for Credit Losses (Troubled Debt Restructurings by Class) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2017	Sep. 30, 2016
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment		¥ 82,391	¥ 381,616
Troubled debt restructurings, Post-modification outstanding recorded investment		82,113	381,315
Troubled debt restructurings that subsequently defaulted, Recorded Investment		9,163	7,734
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]		1,030
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]		1,030
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]
Commercial [Member] | Domestic [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	28,645	279,767
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	28,603	279,767
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	2,996	2,790
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	12,502	251,468
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	12,460	251,468
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	368	1,089
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	142	1,287
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	142	1,287
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	1,107	4,796
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	1,107	4,796
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	10
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	2,343	3,024
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	2,343	3,024
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	680	158
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	9,889	15,046
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	9,889	15,046
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	1,778	1,510
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	246
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	246
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	1,072	2,001
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	1,072	2,001
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	135
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	425	948
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	425	948
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	919	1,197
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	919	1,197
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	25	33
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	9,983	49,767
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	9,983	49,767
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]
Residential [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	5,459	7,160
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	5,459	7,160
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	124	78
Card [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[3]	9,570	8,244
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[3]	9,334	8,056
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[3]	1,977	2,027
MUAH [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[3]	18,878	21,721
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[3]	18,878	21,608
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[3]	2,331	1,641
Krungsri [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[3]	9,856	13,927
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[3]	9,856	13,927
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[3]	¥ 1,735	¥ 1,198

[1]	For the six months ended September 30, 2016, extension of the stated maturity date of loans was the primary concession type in the Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Card and Commercial segments and payment deferrals was the primary concession type in the MUAH segment. For the six months ended September 30, 2017, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential, MUAH and Krungsri segments, reduction in the stated rate was the primary concession type in the Card segments.
[2]	TDRs for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
[3]	TDRs for the Card, MUAH and Krungsri segments include accrual and nonaccrual loans.